Commitments and Contingencies	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
Commitments and Contingencies
(19)	Commitments and Contingencies
Operating Leases
The Company leases its facilities under
non-cancelable
operating lease agreements. The Company’s leases have remaining terms of 0.3 years to 3.1 years. Options to renew or extend leases beyond their initial term have been excluded from measurement of the ROU assets and lease liabilities as exercise is not reasonably certain. Operating leases are reflected on the unaudited condensed consolidated balance sheets within operating lease ROU assets and the related current and non-current
operating lease liabilities. ROU assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from lease agreement. Operating lease ROU assets and liabilities are recognized at the commencement date, or the date on which the lessor makes the underlying asset available for use, based upon the present value of the lease payments over the respective lease term. Lease expense is recognized on a straight-line basis over the lease term, subject to any changes in the lease or expectation regarding the terms. Variable lease costs such as common area maintenance, property taxes and insurance are expensed as incurred. Variable lease cost was $0.1 million and $0.3 million for the thirteen and thirty-nine weeks ended October 1, 2023, respectively, and $0.1 million and $0.2 million for the three and nine months September 30, 2022, respectively. Total lease expense for the thirteen and thirty-nine weeks ended October 1, 2023 was $0.3 million and $1.0 million, respectively, and for the three and nine months ended September 30, 2022 was $0.2 million and $0.5 million, respectively.

The Company made $0.3 million and $0.8 million of cash payments related to operating leases during the thirteen and thirty-nine weeks ended October 1, 2023, respectively and made $0.1 million and $0.4 million of cash payments related to operating leases during the three and nine months ended September 30, 2022, respectively. New operating lease right-of-use
assets obtained in exchange for operating lease liabilities were zero during the thirteen and thirty-nine weeks ended October 1, 2023 and zero and $0.2 million during the three and nine months ended September 30, 2022, respectively.
The weighted average remaining lease term and the discount rate for the Company’s operating leases are as follows:

October 1, 2023
Remaining average remaining lease term	2.61 years
Weighted average discount rate	15.20%
Future minimum lease payments under
non-cancelable
operating leases as of October 1, 2023 are as follows (in thousands):

2023 (excluding the thirty-nine weeks ended October 1, 2023)	$263
2024	743
2025	592
2026	477
2027 and thereafter	—

Total undiscounted liabilities	2,075

Less: imputed interest	(565)

Present value of operating lease liabilities	$1,510

Warranty Provision
The Company typically provides a
10-year
warranty on its solar energy system installations, which provides assurance over the workmanship in performing the installation, including roof leaks caused by the Company’s performance. For solar panel sales, the Company provides a
30-year
warranty that the products will be free from defects in material and workmanship. The Company will retain its warranty obligation associated with its panel sales, subsequent to the disposal of its panel business.
The Company accrues warranty costs when revenue is recognized for solar energy systems sales and panel sales, based primarily on the volume of new sales that contain warranties, historical experience with and projections of warranty claims, and estimated solar energy system and panel replacement costs. The Company records a provision for estimated warranty expenses in cost of revenues within the accompanying unaudited condensed consolidated statements of operations and comprehensive income (loss). Warranty costs primarily consist of replacement materials and equipment and labor costs for service personnel.

Activity by period relating to the Company’s warranty provision was as follows (in thousands):

	Thirty-Nine Weeks Ended October 1, 2023	Year Ended December 31, 2022
Warranty provision, beginning of period	$3,981	$2,281
Warranty liability from Business Combination	—	1,943
Accruals for new warranties issued	2,100	1,492
Settlements	(2,060)	(1,735)

Warranty provision, end of period	$4,021	$3,981

Warranty provision, current	$605	$767
Warranty provision, noncurrent	$3,416	$3,214
Indemnification Agreements
From time to time, in its normal course of business, the Company may indemnify other parties, with which it enters into contractual relationships, including customers, lessors, and parties to other transactions with the Company. The Company may agree to hold other parties harmless against specific losses, such as those that could arise from breach of representation, covenant or third-party infringement claims. It may not be Possible to determine the maximum potential amount of liability under such indemnification agreements due to the unique facts and circumstances that are likely to be involved in each particular claim and indemnification provision. Historically, there have been no such indemnification claims. In the opinion of management, any liabilities resulting from these agreements will not have a material adverse effect on the business, financial position, results of operations, or cash flows.
Legal Matters
The Company is a party to various legal proceedings and claims which arise in the ordinary course of business. The Company records a liability when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. If the Company determines that a loss is reasonably possible and the loss or range of loss can be reasonably estimated, the Company discloses the reasonably possible loss. The Company adjusts its accruals to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular case. Legal costs are expensed as incurred. Although claims are inherently unpredictable, the Company is not aware of any matters that have a material adverse effect on the business, financial position, results of operations, or cash flows. The Company has recorded $3.0 million and $1.9 million as a loss contingency in accrued expenses and other current liabilities on the unaudited condensed consolidated balance sheets as of October 1, 2023 and December 31, 2022, respectively, primarily associated with the pending settlement of the following legal matters.
Katerra Litigation
On July 22, 2022, Katerra, Inc. filed a complaint for breach of contract and turnover of property under Section 542(b) of the Bankruptcy Code in the United States Bankruptcy Court for the Southern District of Texas. The complaint seeks damages for the amounts due under the Settlement Agreement and for attorney’s fees. The Company filed an answer to the complaint on September 6, 2022. On May 11, 2023, the parties reached a settlement in which Solaria agreed to pay Katerra $0.8 million, paid in monthly payments beginning on May 25, 2023 and ending by October 25, 2023. As of October 1, 2023, the remaining balance of payments owed in relation to the settlement was $0.1 million.

SolarPark Litigation
In January 2023, SolarPark Korea Co., LTD (“SolarPark”) demanded approximately $80.0 million during discussions between the Company and SolarPark. In February 2023, the Company submitted its statement of claim seeking approximately $26.4 million in damages against SolarPark. The ultimate outcome of this arbitration is currently unknown and could result in a material liability to the Company. However, the Company believes that the allegations lack merit and intends to vigorously defend all claims asserted. No liability has been recorded in the Company’s unaudited condensed consolidated financial statements as the likelihood of a loss is not probable at this time.
On March 16, 2023, SolarPark filed a complaint against Solaria and the Company in the United States District Court for the Northern District of California (“the court”). The complaint alleges a civil conspiracy involving misappropriation of trade secrets, defamation, tortious interference with contractual relations, inducement to breach of contract, and violation of California’s Unfair Competition Law. The complaint indicates that SolarPark has suffered in excess of $220.0 million in damages.
On May 11, 2023, SolarPark filed a motion for preliminary injunction to seek an order restraining the Company from using or disclosing SolarPark’s trade secrets, making or selling shingled modules other than those produced by SolarPark, and from soliciting solar module manufacturers to produce shingled modules using Solaria’s shingled patents. On May 18, 2023, the Company responded by filing a motion for partial dismissal and stay. On June 1, 2023, SolarPark filed an opposition to the Company’s motion for dismissal and stay and a reply in support of their motion for preliminary injunction. On June 8, 2023, the Company replied in support of its motion for partial dismissal and stay. On July 11, 2023, the court conducted a hearing to consider SolarPark and the Company’s respective motions. On August 3, 2023, the court issued a ruling, which granted the preliminary injunction motion with respect to any purported misappropriation of SolarPark’s trade secrets. The court’s ruling does not prohibit the Company from producing shingled modules or from utilizing its own patents for the manufacture of shingled modules. The court denied SolarPark’s motion seeking a defamation injunction. The court denied the Company’s motion to dismiss and granted the Company’s motion to stay the entire litigation pending the arbitration in Singapore. On September 1, 2023, the Company filed a Limited Notice of Appeal to appeal the August 2023 order granting SolarPark’s motion for preliminary injunction. On September 26, 2023, Solaria filed a Notice of Withdrawal of Appeal and will not appeal the Court’s Preliminary Injunction Order. No liability has been recorded in the Company’s unaudited condensed consolidated financial statements as the likelihood of a loss is not probable at this time.
Siemens Litigation
On July 22, 2021, Siemens filed a lawsuit for breach of contract and warranty against the Company and demanded $6.9 million plus legal fees. The case is currently in trial. The Company has recorded $2.0 million and zero as a loss contingency related to this litigation in accrued expenses and other current liabilities on the unaudited condensed consolidated balance sheets as of October 1, 2023 and December 31, 2022, respectively.
China Bridge Litigation
On August 24 2023, China Bridge Capital Limited (“China Bridge”) alleged breach of contract and demanded $6.0 million. The complaint names FACT as the defendant. The complaint alleges China Bridge and FACT entered into a financial advisory agreement in October 2022 whereby FACT engaged China Bridge to advise and assist FACT in identifying a company for FACT to acquire. As part of the agreement, China Bridge claims that FACT agreed to pay China Bridge a $6.0 million advisory fee if FACT completed such an acquisition. China Bridge claims it introduced Complete Solaria to FACT and is therefore owed the $6.0 million advisory fee. The Company believes that the allegations lack merit and intends to vigorously defend all claims asserted. No liability has been recorded in the Company’s unaudited condensed consolidated financial statements as the likelihood of a loss is not probable at this time.

Letters of Credit
The Company had $3.5 million of outstanding letters of credit related to normal business transactions as of October 1, 2023. These agreements require the Company to maintain specified amounts of cash as collateral in segregated accounts to support the letters of credit issued thereunder. As discussed in Note 2 – Summary of Significant Accounting Policies, the cash collateral in these restricted cash accounts was $3.8 million and $3.9 million as of October 1, 2023 and December 31, 2022, respectively.

(17)	Commitments and Contingencies
Operating Leases
The Company leases its facilities under
non-cancelable
operating lease agreements. The Company’s leases have remaining terms of 0.3 years to 3.8 years. Options to renew or extend leases beyond their initial term have been excluded from measurement of the ROU assets and lease liabilities as exercise is not reasonably certain. Operating leases are reflected on the consolidated balance sheets within operating lease ROU assets and the related current and non-current
operating lease liabilities. ROU assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from lease agreement. Operating lease ROU assets and liabilities are recognized at the commencement date, or the date on which the lessor makes the underlying asset available for use, based upon the present value of the lease payments over the respective lease term. Lease expense is recognized on a straight-line basis over the lease term, subject to any changes in the lease or expectation regarding the terms. Variable lease costs such as common area maintenance, property taxes and insurance are expensed as incurred. Variable lease cost was $0.2 million for the year ended December 31, 2022 and immaterial for the year ended December 31, 2021. Total operating lease expense for the years ended December 31, 2022 and December 31, 2021 was $0.7 million and $0.4 million, respectively.
The Company made $1.0 million and $0.4 million of cash payments related to operating leases during the years ended December 31, 2022 and December 31, 2021, respectively. New operating lease right-of-use
assets obtained in exchange for operating lease liabilities were $1.9 million and $1.2 million during the years ended December 31, 2022 and December 31, 2021, respectively, including the impact of adopting ASC 842. On the date of adoption, January 1, 2021, the Company recognized right-of-use assets of approximately $1.1 million and lease liabilities of approximately $1.2 million, of which $0.4 million was included in accrued and other current liabilities and $0.8 million was included in operating lease liabilities, net of current portion on the consolidated balance sheets.
The weighted average remaining lease term and the discount rate for the Company’s operating leases are as follows:

December 31, 2022
Remaining average remaining lease term (years)	3.24
Weighted average discount rate	14.47%

Future minimum lease payments under
non-cancelable
operating leases, and future payments under the Lease Termination Agreement, as of December 31, 2022 are as follows (in thousands):

2023	$1,048
2024	743
2025	592
2026	477
2027 and thereafter	—

Total undiscounted liabilities	2,860

Less imputed interest	(628)

Present value of operation lease liabilities	$2,232

Accounting under ASC 840
Prior to the adoption of ASC 842, rent expense on operating leases was recognized on a straight-line basis over the term of the lease. In addition, certain of the Company’s operating lease agreements for facilities also include rent escalations or rent abatements during the initial lease term. The Company recorded the rent escalations as deferred rent, net of current portion on the accompanying balance sheets. The Company recognized the deferred rent liability on a straight-line basis into rent expense over the lease term commencing on the date the Company took possession of the leased space. Rent expense was $0.3 million for the year ended December 31, 2020.
Warranty Provision
The Company accrues warranty costs when revenue is recognized for solar energy systems sales and panel sales, based on the estimated future costs of meeting its warranty obligations. Warranty costs primarily consist of replacement materials and equipment and labor costs for service personnel.
Activity by period relating to the Company’s warranty provision was as follows:

	Years Ended December 31,
	2022	2021	2020
Warranty provision, beginning of period	$2,281	$1,652	$1,816
Warranty liability from the Business Combination	1,943
Accruals for new warranties issued	1,492	1,516	607
Settlements	(1,735)	(887)	(771)

Warranty provision, end of period	$3,981	$2,281	$1,652

Warranty provision, current	$767	$600	$497
Warranty provision, noncurrent	$3,214	$1,681	$1,155
Indemnification Agreements
From time to time, in its normal course of business, the Company may indemnify other parties, with which it enters into contractual relationships, including customers, lessors, and parties to other transactions with the Company. The Company may agree to hold other parties harmless against specific losses, such as those that could arise from breach of representation, covenant or third-party infringement claims. It may not be possible to determine the maximum potential amount of liability under such indemnification agreements due to the unique facts and circumstances that are likely to be involved in each particular claim and indemnification provision. Historically, there have been no such indemnification claims. In the opinion of management, any liabilities resulting from these agreements will not have a material adverse effect on the business, financial position, results of operations, or cash flows.

Legal Matters
The Company is a party to various legal proceedings and claims which arise in the ordinary course of business. The Company records a liability when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. If the Company determines that a loss is reasonably possible and the loss or range of loss can be reasonably estimated, the Company discloses the reasonably possible loss. The Company adjusts its accruals to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular case. Legal costs are expensed as incurred. Although claims are inherently unpredictable, the Company is not aware of any matters that have a material adverse effect on the business, financial position, results of operations, or cash flows. The Company has recorded $1.9 million and $0.2 million as a loss contingency in accrued expenses and other current liabilities on the consolidated balance sheets as of December 31, 2022 and December 31, 2021, respectively, primarily associated with the pending settlement of the following legal matters.
Katerra Litigation
On July 22, 2022, Katerra, Inc. filed a complaint for breach of contract and turnover of property under Section 542(b) of the Bankruptcy Code in the United States Bankruptcy Court for the Southern District of Texas. The complaint seeks damages for the amounts due under the Settlement Agreement and for attorney’s fees. The Company filed an answer to the complaint on September 6, 2022. No discovery has occurred.
Vendor Settlement
On January 10, 2023, a vendor entered into an agreement with the Company to settle past due performance related payments related to various tools. As part of the agreement, the Company agreed to pay $0.9 million in three equal installments. The Company paid the first installment on January 12, 2023 and will pay the second and third installments on March 31, 2023 and June 30, 2023, respectively.
SolarPark Litigation
In January 2023, SolarPark Korea Co., LTD (“
SolarPark
”) demanded approximately $80.0 million during discussions between the Company and SolarPark. In February 2023, the Company submitted its statement of claim seeking approximately $26.4 million in damages against SolarPark. The ultimate outcome of this arbitration is currently unknown and could result in a material liability to the Company. However, the Company believes that the allegations lack merit and intends to vigorously defend all claims asserted. No liability has been recorded in the Company’s consolidated financial statements as the likelihood of a loss is not probable at this time.
On March 16, 2023, SolarPark filed a complaint against Solaria and the Company in the United States District Court for the Northern District of California. The complaint alleges a civil conspiracy involving misappropriation of trade secrets, defamation, tortious interference with contractual relations, inducement to breach of contract, and violation of California’s Unfair Competition Law. The complaint indicates that SolarPark has suffered in excess of $220 million in damages. The ultimate outcome of this litigation is currently unknown and could result in a material liability to the Company. However, the Company believes that the allegations lack merit and intends to vigorously defend all claims asserted. No liability has been recorded in the Company’s consolidated financial statements as the likelihood of a loss is not probable at this time.
Letters of Credit
The Company had $3.5 million of outstanding letters of credit related to normal business transactions as of December 31, 2022. These agreements require the Company to maintain specified amounts of cash as collateral in segregated accounts to support the letters of credit issued thereunder. As discussed in Note 1, the cash collateral in these restricted cash accounts was $3.7 million as of December 31, 2022. The Company did not have any outstanding letters of credit as of December 31, 2021.